Acquisitions and Other - Acquisitions and Other (Details) - CAD ($) $ in Millions			3 Months Ended
	Jan. 20, 2023	Apr. 05, 2022	Mar. 31, 2023	Jun. 30, 2025	Feb. 01, 2023	Jun. 30, 2022
Canadian Premier Life Insurance Company | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Assets included in disposal group					$ 638
Liabilities included in disposal group					638
Cash consideration					98
Contingent consideration					$ 25
Pre-tax gain on sale			$ 102
Gain on disposition			$ 65
Dah Sing Bank, Limited
Disclosure of detailed information about business combination [line items]
Bancassurance partnership, term	15 years
Consideration transferred	$ 260
PT Bank CIMB Niaga Tbk
Disclosure of detailed information about business combination [line items]
Bancassurance partnership, term		15 years
Consideration transferred						$ 508
Bancassurance partnership, extension term		6 years
Intangible assets and Goodwill						$ 18
PT Bank CIMB Niaga Tbk | Forecast
Disclosure of detailed information about business combination [line items]
Intangible assets and Goodwill				$ 490